Longview Advantage ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 91.6%	Shares		Value
Aerospace & Defense - 0.9%
AAR Corp. (a)	378		$23,213
AeroVironment, Inc. (a)	22		3,917
AerSale Corp. (a)	6,014		35,422
Astronics Corp. (a)	30		937
ATI, Inc. (a)	269		21,423
Axon Enterprise, Inc. (a)	30		22,511
Boeing Co. (a)	1,639		339,797
BWX Technologies, Inc.	471		59,158
Cadre Holdings, Inc.	2		66
Curtiss-Wright Corp.	230		101,225
Ducommun, Inc. (a)	2		141
General Dynamics Corp.	771		214,716
General Electric Co.	4,383		1,077,823
HEICO Corp.	35		10,487
HEICO Corp. - Class A	220		51,885
Hexcel Corp.	497		26,286
Howmet Aerospace, Inc.	1,475		250,588
Huntington Ingalls Industries, Inc.	13		2,900
Kratos Defense & Security Solutions, Inc. (a)(b)	86		3,172
L3Harris Technologies, Inc. (b)	473		115,573
Leonardo DRS, Inc.	622		26,311
Loar Holdings, Inc. (a)	1		87
Lockheed Martin Corp.	489		235,884
Mercury Systems, Inc. (a)	26		1,280
Moog, Inc. - Class A	279		51,701
National Presto Industries, Inc.	1		86
Northrop Grumman Corp.	947		459,077
RTX Corp.	5,342		729,076
Spirit AeroSystems Holdings, Inc. - Class A (a)	389		14,541
Textron, Inc.	2,325		172,120
TransDigm Group, Inc. (b)	121		177,680
V2X, Inc. (a)	151		6,837
Virgin Galactic Holdings, Inc. (a)(b)	108		347
Woodward, Inc.	352		76,148
			4,312,415

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	1,317		126,392
Expeditors International of Washington, Inc.	2,640		297,607
FedEx Corp.	8,312		1,812,847
Hub Group, Inc. - Class A	935		31,519
United Parcel Service, Inc. - Class B	25,994		2,535,455
			4,803,820

Automobile Components - 0.7%
Adient PLC (a)	100		1,559
Aptiv PLC (a)(b)	18,750		1,252,688
Autoliv, Inc.	14		1,440
BorgWarner, Inc.	8,509		281,563
Dana, Inc.	14,235		236,728
Dorman Products, Inc. (a)	575		74,353
Garrett Motion, Inc.	53		562
Gentex Corp.	3,004		64,796
Goodyear Tire & Rubber Co. (a)	28,370		323,702
LCI Industries	1,867		162,690
Lear Corp.	4,170		377,051
Magna International, Inc.	14		508
Modine Manufacturing Co. (a)(b)	25		2,270
Patrick Industries, Inc.	1,615		138,664
Phinia, Inc.	3,835		166,439
Standard Motor Products, Inc.	28		848
Visteon Corp. (a)	2,614		220,687
XPEL, Inc. (a)	2		72
			3,306,620

Automobiles - 1.0%
Ford Motor Co.	152,568		1,583,656
General Motors Co. (b)	37,972		1,883,791
Rivian Automotive, Inc. - Class A (a)(b)	6		87
Tesla, Inc. (a)	3,374		1,168,956
Thor Industries, Inc. (b)	95		7,713
Winnebago Industries, Inc.	93		3,156
			4,647,359

Banks - 3.8%
1st Source Corp.	2		121
Amalgamated Financial Corp.	1,683		50,860
Ameris Bancorp	599		36,821
Arrow Financial Corp.	40		1,030
Associated Banc-Corp.	1,894		43,884
Atlantic Union Bankshares Corp.	895		26,868
Axos Financial, Inc. (a)	5,222		363,138
Banc of California, Inc.	1,301		17,850
BancFirst Corp.	411		50,843
Bancorp, Inc. (a)	1,797		91,827
Bank First Corp.	217		25,237
Bank of America Corp.	24,803		1,094,556
Bank of Hawaii Corp.	411		27,336
Bank of NT Butterfield & Son Ltd.	4,627		195,074
Bank OZK	5,341		236,767
Bank7 Corp.	396		15,294
BankUnited, Inc.	818		27,796
Banner Corp.	307		18,927
Berkshire Hills Bancorp, Inc.	374		9,260
BOK Financial Corp.	228		21,528
Brookline Bancorp, Inc.	3		31
Business First Bancshares, Inc.	1		24
Byline Bancorp, Inc.	17		440
Cadence Bank	16,934		513,100
Capital Bancorp, Inc.	1		32
Capital City Bank Group, Inc.	1		38
Capitol Federal Financial, Inc.	634		3,620
Cathay General Bancorp	617		26,442
Central Pacific Financial Corp.	1		27
ChoiceOne Financial Services, Inc.	20		592
Citigroup, Inc. (b)	7,374		555,410
Citizens Financial Group, Inc.	2,996		120,889
City Holding Co.	354		41,733
Civista Bancshares, Inc.	1		23
CNB Financial Corp.	1		22
Coastal Financial Corp. (a)	171		15,029
Colony Bankcorp, Inc.	60		917
Columbia Banking System, Inc.	10,295		240,697
Columbia Financial, Inc. (a)	14		200
Comerica, Inc.	1,200		68,508
Commerce Bancshares, Inc.	1,403		88,403
Community Financial System, Inc.	471		26,489
Community Trust Bancorp, Inc.	1		51
ConnectOne Bancorp, Inc.	1		23
Cullen/Frost Bankers, Inc.	633		80,378
Customers Bancorp, Inc. (a)	533		27,162
CVB Financial Corp.	1,279		23,981
Dime Community Bancshares, Inc.	1		26
Eagle Bancorp, Inc.	55		968
East West Bancorp, Inc.	6,344		578,573
Enterprise Financial Services Corp.	312		16,517
Equity Bancshares, Inc. - Class A	1,605		62,499
Farmers National Banc Corp.	3		40
FB Financial Corp.	324		14,143
Fifth Third Bancorp	4,639		177,163
First BanCorp	3,035		60,639
First Bancorp	3		124
First Bank	1		15
First Busey Corp.	712		15,749
First Business Financial Services, Inc.	22		1,073
First Citizens BancShares, Inc. - Class A	85		157,155
First Commonwealth Financial Corp.	1,221		19,072
First Community Bankshares, Inc.	2		75
First Financial Bancorp	842		20,343
First Financial Bankshares, Inc.	1,084		38,222
First Hawaiian, Inc.	1,389		33,169
First Horizon Corp.	6,146		122,182
First Interstate BancSystem, Inc. - Class A	951		25,820
First Merchants Corp.	525		19,792
First Mid Bancshares, Inc.	337		11,889
FNB Corp.	3,669		50,889
FS Bancorp, Inc.	1		38
Fulton Financial Corp.	1,654		28,531
German American Bancorp, Inc.	3		115
Glacier Bancorp, Inc.	676		28,034
Great Southern Bancorp, Inc.	1		56
Guaranty Bancshares, Inc.	1		41
Hancock Whitney Corp.	899		49,148
Hanmi Financial Corp.	269		6,165
HBT Financial, Inc.	663		15,514
Heritage Commerce Corp.	2		18
Heritage Financial Corp.	3		70
Hilltop Holdings, Inc.	387		11,540
Home BancShares, Inc.	1,687		47,725
HomeTrust Bancshares, Inc.	1		36
Hope Bancorp, Inc.	541		5,432
Horizon Bancorp, Inc.	2		30
Huntington Bancshares, Inc.	10,599		165,662
Independent Bank Corp.	376		23,124
Independent Bank Corp.	33		1,040
International Bancshares Corp.	1,004		62,880
JPMorgan Chase & Co.	24,204		6,389,856
Kearny Financial Corp.	274		1,652
KeyCorp	620		9,833
Lakeland Financial Corp.	216		12,932
Live Oak Bancshares, Inc.	6		165
M&T Bank Corp.	587		107,210
Mercantile Bank Corp.	33		1,457
Metrocity Bankshares, Inc.	21		587
Mid Penn Bancorp, Inc.	1		27
National Bank Holdings Corp. - Class A	317		11,460
NBT Bancorp, Inc.	399		16,698
Nicolet Bankshares, Inc.	368		45,132
Northeast Bank	441		36,969
Northeast Community Bancorp, Inc.	1,169		26,443
Northfield Bancorp, Inc.	1		12
Northrim BanCorp, Inc.	23		2,107
Northwest Bancshares, Inc.	1,104		13,557
OceanFirst Financial Corp.	2		34
OFG Bancorp	2,370		97,502
Old National Bancorp	3,425		71,445
Old Second Bancorp, Inc.	741		12,256
Origin Bancorp, Inc.	1		34
Pacific Premier Bancorp, Inc.	1,007		21,348
Park National Corp.	303		49,256
Pathward Financial, Inc.	1,222		95,377
Peapack-Gladstone Financial Corp.	1		27
Peoples Bancorp, Inc.	591		17,328
Pinnacle Financial Partners, Inc.	697		74,077
PNC Financial Services Group, Inc.	1,636		284,353
Popular, Inc.	1,270		131,483
Preferred Bank	1,220		102,004
Prosperity Bancshares, Inc.	913		63,590
Regions Financial Corp. (b)	8,266		177,223
Renasant Corp.	715		25,061
S&T Bancorp, Inc.	498		18,257
Seacoast Banking Corp. of Florida (b)	751		19,398
ServisFirst Bancshares, Inc.	360		26,795
Shore Bancshares, Inc.	1,566		22,691
Sierra Bancorp	42		1,150
Simmons First National Corp. - Class A	1,128		21,161
Southern States Bancshares, Inc.	2		69
Southside Bancshares, Inc.	6		169
SouthState Corp.	909		79,810
Stellar Bancorp, Inc.	13		350
Stock Yards Bancorp, Inc.	240		17,654
Synovus Financial Corp.	1,244		59,501
Texas Capital Bancshares, Inc. (a)	278		19,930
TFS Financial Corp.	26		343
Third Coast Bancshares, Inc. (a)	51		1,564
Tompkins Financial Corp.	1,404		86,206
Towne Bank	612		21,151
TriCo Bancshares	1		40
Truist Financial Corp.	2,269		89,625
TrustCo Bank Corp. NY	1		31
Trustmark Corp.	47		1,620
UMB Financial Corp. (b)	618		63,728
United Bankshares, Inc.	1,413		51,066
United Community Banks, Inc.	1,074		30,867
Unity Bancorp, Inc.	30		1,326
Univest Financial Corp.	1		29
US Bancorp (b)	10,757		468,898
Valley National Bancorp	4,389		38,535
Veritex Holdings, Inc.	156		3,775
WaFd, Inc.	6,120		173,930
Webster Financial Corp.	1,735		89,318
Wells Fargo & Co.	26,864		2,008,890
WesBanco, Inc.	932		28,687
Westamerica BanCorp	1,288		61,888
Western Alliance Bancorp	4,068		294,564
Wintrust Financial Corp.	1,236		147,591
WSFS Financial Corp.	529		27,979
Zions Bancorp NA	7,124		337,393
			18,275,088

Beverages - 0.6%
Boston Beer Co., Inc. - Class A (a)	140		32,179
Brown-Forman Corp. - Class B	74		2,467
Celsius Holdings, Inc. (a)	23		871
Coca-Cola Co.	8,404		605,928
Coca-Cola Consolidated, Inc. (b)	3,190		365,734
Keurig Dr Pepper, Inc.	3,253		109,529
Molson Coors Beverage Co. - Class B	13,442		720,357
Monster Beverage Corp. (a)	2,159		138,068
National Beverage Corp.	44		1,990
PepsiCo, Inc.	8,554		1,124,423
Primo Brands Corp.	16		529
Vita Coco Co., Inc. (a)	3		107
			3,102,182

Biotechnology - 1.0%
AbbVie, Inc.	6,670		1,241,354
ACADIA Pharmaceuticals, Inc. (a)	458		9,879
ADMA Biologics, Inc. (a)	2,552		50,632
Alkermes PLC (a)	3,886		118,951
Alnylam Pharmaceuticals, Inc. (a)	1		305
Amgen, Inc.	3,690		1,063,384
Anika Therapeutics, Inc. (a)	54		602
Arcellx, Inc. (a)(b)	52		3,227
Arrowhead Pharmaceuticals, Inc. (a)	102		1,639
Avidity Biosciences, Inc. (a)	51		1,580
Biogen, Inc. (a)	342		44,388
BioMarin Pharmaceutical, Inc. (a)	1,273		73,923
Bridgebio Pharma, Inc. (a)(b)	25		856
CareDx, Inc. (a)	1		17
Catalyst Pharmaceuticals, Inc. (a)	98		2,446
Exelixis, Inc. (a)	9,684		416,799
Gilead Sciences, Inc.	9,587		1,055,337
Halozyme Therapeutics, Inc. (a)	1,843		103,337
Immunovant, Inc. (a)	41		609
Incyte Corp. (a)	348		22,641
iTeos Therapeutics, Inc. (a)	270		2,705
Krystal Biotech, Inc. (a)	6		756
Madrigal Pharmaceuticals, Inc. (a)	121		33,306
MiMedx Group, Inc. (a)	4,490		28,871
Moderna, Inc. (a)	36		956
Myriad Genetics, Inc. (a)	200		838
Natera, Inc. (a)	82		12,934
Neurocrine Biosciences, Inc. (a)	886		108,996
Praxis Precision Medicines, Inc. (a)	16		617
PTC Therapeutics, Inc. (a)	19		922
Puma Biotechnology, Inc. (a)	4,781		15,682
Regeneron Pharmaceuticals, Inc.	16		7,845
Rigel Pharmaceuticals, Inc. (a)	1		19
TG Therapeutics, Inc. (a)	165		5,793
United Therapeutics Corp. (a)	764		243,601
Veracyte, Inc. (a)	11		293
Vertex Pharmaceuticals, Inc. (a)	8		3,536
Viking Therapeutics, Inc. (a)(b)	84		2,251
			4,681,827

Broadline Retail - 2.2%
Amazon.com, Inc. (a)	47,400		9,717,474
ContextLogic, Inc. (a)	282		2,312
Coupang, Inc. (a)	12		337
Dillard's, Inc. - Class A (b)	438		173,457
eBay, Inc.	3,503		256,315
Groupon, Inc. (a)(b)	216		6,292
Kohl's Corp.	169		1,374
Macy's, Inc.	21,380		254,208
MercadoLibre, Inc. (a)	1		2,563
Ollie's Bargain Outlet Holdings, Inc. (a)	610		67,984
Savers Value Village, Inc. (a)	55		551
			10,482,867

Building Products - 0.7%
A O Smith Corp.	1,908		122,703
AAON, Inc.	412		39,671
Advanced Drainage Systems, Inc. (b)	354		38,926
Allegion PLC (b)	1,907		272,129
Apogee Enterprises, Inc.	169		6,532
Armstrong World Industries, Inc.	909		141,468
AZEK Co., Inc. (a)(b)	1,049		51,936
AZZ, Inc.	636		57,679
Builders FirstSource, Inc. (a)(b)	16		1,723
Carlisle Cos., Inc.	548		208,339
Carrier Global Corp.	3,779		269,065
CSW Industrials, Inc.	148		45,257
Fortune Brands Innovations, Inc.	1,664		83,866
Gibraltar Industries, Inc. (a)	231		13,532
Griffon Corp.	5,350		367,813
Hayward Holdings, Inc. (a)	1,890		26,365
Insteel Industries, Inc.	51		1,786
Janus International Group, Inc. (a)	10,475		85,581
Johnson Controls International PLC	3,693		374,359
Lennox International, Inc.	132		74,507
Masco Corp.	79		4,931
Masterbrand, Inc. (a)	1,660		16,932
Owens Corning	963		128,994
Quanex Building Products Corp.	190		3,179
Resideo Technologies, Inc. (a)	10,576		218,923
Simpson Manufacturing Co., Inc.	294		45,776
Tecnoglass, Inc.	323		27,658
Trane Technologies PLC	1,304		561,072
Trex Co., Inc. (a)	779		43,523
UFP Industries, Inc.	441		43,024
Zurn Elkay Water Solutions Corp.	1,492		53,995
			3,431,244

Capital Markets - 3.1%
Acadian Asset Management, Inc.	3		90
Affiliated Managers Group, Inc.	236		41,536
Ameriprise Financial, Inc.	1,812		922,743
Ares Management Corp. - Class A	14		2,317
Artisan Partners Asset Management, Inc. - Class A	1,420		57,226
Bank of New York Mellon Corp.	16,308		1,445,052
BGC Group, Inc. - Class A	4,687		43,495
Blackrock, Inc.	451		441,930
Blackstone, Inc.	3,347		464,430
Carlyle Group, Inc.	617		27,888
Cboe Global Markets, Inc.	298		68,278
Charles Schwab Corp.	5,539		489,315
CME Group, Inc.	1,420		410,380
Cohen & Steers, Inc.	161		12,371
Coinbase Global, Inc. - Class A (a)	676		166,715
Diamond Hill Investment Group, Inc.	626		88,429
DigitalBridge Group, Inc.	23		254
Donnelley Financial Solutions, Inc. (a)	155		8,444
FactSet Research Systems, Inc.	303		138,853
Federated Hermes, Inc.	114		4,811
Franklin Resources, Inc.	2,737		59,229
Goldman Sachs Group, Inc.	2,201		1,321,590
Hamilton Lane, Inc. - Class A (b)	111		16,539
Houlihan Lokey, Inc.	497		86,816
Interactive Brokers Group, Inc. - Class A	8		1,677
Intercontinental Exchange, Inc.	1,582		284,444
Invesco Ltd.	2,694		38,955
Janus Henderson Group PLC	1,307		47,483
Jefferies Financial Group, Inc.	1,506		73,192
KKR & Co., Inc. (b)	551		66,924
Lazard, Inc.	2,058		89,317
LPL Financial Holdings, Inc.	1,048		405,744
MarketAxess Holdings, Inc.	266		57,565
Moelis & Co. - Class A	114		6,510
Moody's Corp.	387		185,497
Morgan Stanley	23,141		2,962,742
Morningstar, Inc.	176		54,282
MSCI, Inc.	629		354,769
Nasdaq, Inc.	1,203		100,499
Northern Trust Corp.	17,759		1,895,596
PJT Partners, Inc. - Class A	7		1,055
Raymond James Financial, Inc.	1,394		204,890
Robinhood Markets, Inc. - Class A (a)	345		22,822
S&P Global, Inc.	673		345,155
SEI Investments Co.	1,143		97,452
State Street Corp.	2,077		199,974
StepStone Group, Inc. - Class A	2		116
Stifel Financial Corp.	2,053		193,434
StoneX Group, Inc. (a)(b)	1,544		130,707
T Rowe Price Group, Inc.	1,060		99,205
Tradeweb Markets, Inc. - Class A	380		54,891
UBS Group AG (b)	4		128
Victory Capital Holdings, Inc. - Class A	967		59,964
Virtu Financial, Inc. - Class A	10,782		433,329
Virtus Investment Partners, Inc.	535		91,324
WisdomTree, Inc. (b)	947		8,940
			14,887,313

Chemicals - 1.0%
AdvanSix, Inc.	35		823
Air Products and Chemicals, Inc.	811		226,196
Avient Corp.	228		8,238
Axalta Coating Systems Ltd. (a)	19,545		601,986
Balchem Corp.	185		30,839
Cabot Corp.	106		7,917
Celanese Corp. (b)	432		22,822
CF Industries Holdings, Inc.	8,331		755,705
Chemours Co.	883		8,945
Corteva, Inc.	2,200		155,760
Dow, Inc.	1,154		32,012
DuPont de Nemours, Inc.	1,124		75,083
Eastman Chemical Co.	1,163		91,144
Ecolab, Inc.	698		185,403
Ecovyst, Inc. (a)	10,627		79,171
Element Solutions, Inc.	1,820		38,912
Hawkins, Inc.	342		45,654
HB Fuller Co.	105		5,861
Huntsman Corp.	310		3,453
Innospec, Inc.	169		14,378
International Flavors & Fragrances, Inc.	527		40,347
Koppers Holdings, Inc.	13		399
Linde PLC	2,424		1,133,414
LyondellBasell Industries NV - Class A	600		33,894
Minerals Technologies, Inc.	2,679		152,114
Mosaic Co.	3,254		117,600
NewMarket Corp.	835		537,790
Perimeter Solutions, Inc. (a)	252		3,042
PPG Industries, Inc.	1,261		139,719
Rayonier Advanced Materials, Inc. (a)	217		835
RPM International, Inc.	1,140		129,778
Scotts Miracle-Gro Co.	5		298
Sensient Technologies Corp. (b)	390		36,867
Sherwin-Williams Co.	579		207,751
			4,924,150

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	539		28,378
Brady Corp. - Class A	54		3,768
BrightView Holdings, Inc. (a)	4,644		72,354
Brink's Co.	1,735		142,374
Casella Waste Systems, Inc. - Class A (a)(b)	381		44,657
CECO Environmental Corp. (a)	70		1,882
Cintas Corp.	777		175,991
Clean Harbors, Inc. (a)	688		156,032
Copart, Inc. (a)	1,094		56,319
CoreCivic, Inc. (a)	73		1,603
Deluxe Corp.	4,242		60,533
Driven Brands Holdings, Inc. (a)	41		731
Ennis, Inc.	252		4,705
Enviri Corp. (a)	128		1,043
GEO Group, Inc. (a)	594		16,121
Healthcare Services Group, Inc. (a)	8		113
HNI Corp.	4,705		218,924
Interface, Inc.	5,956		119,656
Liquidity Services, Inc. (a)	1		23
MSA Safety, Inc.	656		106,908
OPENLANE, Inc. (a)	20,562		471,487
Pitney Bowes, Inc.	588		6,056
Quad/Graphics, Inc.	4,448		25,932
Republic Services, Inc.	1,497		385,163
Rollins, Inc.	708		40,533
Steelcase, Inc. - Class A	9,949		102,574
Tetra Tech, Inc. (b)	448		15,653
UniFirst Corp.	305		57,511
Veralto Corp.	910		91,937
Vestis Corp.	287		1,768
VSE Corp.	190		24,717
Waste Connections, Inc.	259		51,046
Waste Management, Inc.	1,698		409,167
			2,895,659

Communications Equipment - 0.5%
ADTRAN Holdings, Inc. (a)	15		120
Arista Networks, Inc. (a)	2,267		196,413
Calix, Inc. (a)	8		370
Ciena Corp. (a)(b)	367		29,382
Cisco Systems, Inc.	23,819		1,501,550
Digi International, Inc. (a)	171		5,542
Extreme Networks, Inc. (a)	10		157
F5, Inc. (a)	642		183,214
Harmonic, Inc. (a)	36		325
Juniper Networks, Inc.	2,003		71,968
Lumentum Holdings, Inc. (a)(b)	64		4,626
Motorola Solutions, Inc.	462		191,905
NETGEAR, Inc. (a)	98		2,874
Ribbon Communications, Inc. (a)	7,095		23,981
Viasat, Inc. (a)	21,705		189,485
Viavi Solutions, Inc. (a)	325		2,961
			2,404,873

Construction & Engineering - 0.5%
AECOM	2,498		274,405
API Group Corp. (a)(b)	2,221		103,654
Arcosa, Inc.	445		38,390
Argan, Inc.	272		57,202
Comfort Systems USA, Inc.	451		215,682
Concrete Pumping Holdings, Inc.	2,784		19,572
Construction Partners, Inc. - Class A (a)	8		838
Dycom Industries, Inc. (a)	946		217,504
EMCOR Group, Inc.	370		174,588
Everus Construction Group, Inc. (a)	2,045		118,426
Fluor Corp. (a)	717		29,813
Granite Construction, Inc. (b)	532		47,587
Great Lakes Dredge & Dock Corp. (a)	5,123		57,275
IES Holdings, Inc. (a)	287		74,523
Limbach Holdings, Inc. (a)	40		5,129
MasTec, Inc. (a)	1,200		187,116
MYR Group, Inc. (a)	424		66,504
Northwest Pipe Co. (a)	37		1,430
Primoris Services Corp. (b)	1,201		86,604
Quanta Services, Inc.	265		90,778
Sterling Infrastructure, Inc. (a)	165		31,022
Valmont Industries, Inc.	985		313,269
WillScot Holdings Corp.	436		11,750
			2,223,061

Construction Materials - 0.2%
CRH PLC	4,893		446,046
Eagle Materials, Inc.	1,081		218,589
Knife River Corp. (a)(b)	524		49,308
Martin Marietta Materials, Inc.	276		151,124
United States Lime & Minerals, Inc.	4		411
Vulcan Materials Co.	367		97,281
			962,759

Consumer Finance - 1.8%
Ally Financial, Inc.	4,053		141,855
American Express Co.	3,515		1,033,586
Atlanticus Holdings Corp. (a)	1,179		57,830
Bread Financial Holdings, Inc.	629		32,230
Capital One Financial Corp.	15,715		2,972,492
Credit Acceptance Corp. (a)(b)	85		40,571
Dave, Inc. (a)(b)	150		30,123
Enova International, Inc. (a)	4,311		399,500
EZCORP, Inc. - Class A (a)(b)	321		4,317
FirstCash Holdings, Inc.	9,307		1,190,458
Green Dot Corp. - Class A (a)	22		203
LendingClub Corp. (a)	43		431
LendingTree, Inc. (a)	37		1,296
Navient Corp.	1,154		15,510
Nelnet, Inc. - Class A	422		49,028
OneMain Holdings, Inc.	11,887		616,222
OppFi, Inc.	387		4,903
PRA Group, Inc. (a)	49		695
PROG Holdings, Inc.	76		2,191
Regional Management Corp.	771		20,393
SLM Corp.	29,186		944,751
SoFi Technologies, Inc. (a)	2,865		38,105
Synchrony Financial	15,207		876,684
Upstart Holdings, Inc. (a)	5		236
World Acceptance Corp. (a)	373		57,621
			8,531,231

Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos., Inc. - Class A	64,915		1,443,060
Andersons, Inc.	2,270		80,608
BJ's Wholesale Club Holdings, Inc. (a)(b)	3,417		386,839
Casey's General Stores, Inc.	499		218,442
Chefs' Warehouse, Inc. (a)	1,261		80,427
Costco Wholesale Corp.	1,102		1,146,278
Dollar General Corp.	3,227		313,826
Dollar Tree, Inc. (a)	2,504		226,011
Grocery Outlet Holding Corp. (a)	57		774
Ingles Markets, Inc. - Class A	217		13,519
Kroger Co.	46,043		3,141,514
Maplebear, Inc. (a)	864		39,459
Natural Grocers by Vitamin Cottage, Inc.	418		20,411
Performance Food Group Co. (a)	2,476		221,751
PriceSmart, Inc.	482		52,046
SpartanNash Co.	689		13,408
Sprouts Farmers Market, Inc. (a)(b)	1,185		204,839
Sysco Corp. (b)	3,132		228,636
Target Corp. (b)	2,897		272,347
United Natural Foods, Inc. (a)	10,485		320,526
US Foods Holding Corp. (a)	4,588		363,003
Village Super Market, Inc. - Class A	2,435		93,942
Walgreens Boots Alliance, Inc.	123		1,384
Walmart, Inc.	12,210		1,205,371
Weis Markets, Inc. (b)	288		21,830
			10,110,251

Containers & Packaging - 1.0%
Amcor PLC (b)	164,043		1,494,432
AptarGroup, Inc.	688		108,979
Avery Dennison Corp.	1,824		324,180
Ball Corp.	1,480		79,298
Crown Holdings, Inc.	11,990		1,181,015
Graphic Packaging Holding Co.	28,588		635,225
Greif, Inc. - Class A	4,286		238,302
Greif, Inc. - Class B	1		60
International Paper Co.	1,627		77,787
Myers Industries, Inc.	3,612		45,836
O-I Glass, Inc. (a)	16,127		211,425
Packaging Corp. of America	1,639		316,606
Sealed Air Corp.	2,075		66,815
Silgan Holdings, Inc.	4,230		232,946
Smurfit WestRock PLC	556		24,091
Sonoco Products Co.	270		12,296
TriMas Corp.	5		132
			5,049,425

Distributors - 0.1%
Genuine Parts Co.	2,405		304,281
LKQ Corp.	5,254		212,629
Pool Corp.	271		81,460
			598,370

Diversified Consumer Services - 0.5%
ADT, Inc.	104,316		867,909
Adtalem Global Education, Inc. (a)	806		106,416
American Public Education, Inc. (a)	6		177
Bright Horizons Family Solutions, Inc. (a)	322		41,602
Carriage Services, Inc.	2,754		119,799
Graham Holdings Co. - Class B	100		95,441
Grand Canyon Education, Inc. (a)	542		107,232
H&R Block, Inc.	7		399
Laureate Education, Inc. (a)	24,112		542,520
Lincoln Educational Services Corp. (a)	3		71
Matthews International Corp. - Class A	5,060		108,537
Mister Car Wash, Inc. (a)	2,048		14,500
OneSpaWorld Holdings Ltd.	113		2,131
Perdoceo Education Corp.	1,447		49,256
Service Corp. International	2,981		232,518
Strategic Education, Inc.	222		20,253
Stride, Inc. (a)(b)	790		119,598
Universal Technical Institute, Inc. (a)	1,875		66,619
			2,494,978

Diversified REITs - 0.0%(c)
Alexander & Baldwin, Inc.	232		4,155
Armada Hoffler Properties, Inc.	145		1,009
			5,164

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	143,922		4,001,032
ATN International, Inc.	3		43
Bandwidth, Inc. - Class A (a)	2,241		31,419
Cogent Communications Holdings, Inc. (b)	230		10,513
IDT Corp. - Class B	270		16,629
Iridium Communications, Inc.	9,207		233,858
Liberty Global Ltd. - Class A (a)	169		1,628
Liberty Latin America Ltd. - Class A (a)	20		98
Lumen Technologies, Inc. (a)	7,951		31,168
Shenandoah Telecommunications Co.	2		25
Sunrise Communications AG - ADR	43		2,206
Verizon Communications, Inc.	90,666		3,985,677
			8,314,296

Electric Utilities - 1.1%
ALLETE, Inc.	825		53,658
Alliant Energy Corp.	3,427		213,262
American Electric Power Co., Inc.	3,156		326,614
Constellation Energy Corp.	1,047		320,539
Duke Energy Corp.	4,608		542,454
Entergy Corp.	4,138		344,613
Evergy, Inc.	3,906		259,397
Eversource Energy	1,824		118,213
Exelon Corp.	9,578		419,708
FirstEnergy Corp.	2,517		105,563
Genie Energy Ltd. - Class B	6		127
IDACORP, Inc.	1,481		176,165
MGE Energy, Inc.	486		43,896
NextEra Energy, Inc.	10,357		731,619
NRG Energy, Inc. (b)	1,114		173,673
OGE Energy Corp.	3,796		168,808
Otter Tail Corp.	524		40,442
PG&E Corp.	10,584		178,658
Pinnacle West Capital Corp. (b)	1,662		151,624
Portland General Electric Co.	1,384		58,682
PPL Corp.	4,392		152,622
Southern Co.	6,147		553,230
TXNM Energy, Inc.	2,371		134,412
Xcel Energy, Inc.	4,194		293,999
			5,561,978

Electrical Equipment - 1.6%
Acuity, Inc.	232		60,294
Allient, Inc.	1,101		33,470
AMETEK, Inc.	470		84,008
Bloom Energy Corp. - Class A (a)(b)	9,989		184,497
Eaton Corp. PLC (b)	1,874		600,055
Emerson Electric Co.	1,710		204,140
EnerSys	2,185		182,732
GE Vernova, Inc. (b)	8,908		4,213,306
Generac Holdings, Inc. (a)	31		3,786
Hubbell, Inc.	156		60,774
LSI Industries, Inc.	1		16
NEXTracker, Inc. - Class A (a)	11,686		662,479
nVent Electric PLC	681		44,810
Powell Industries, Inc. (b)	20		3,392
Regal Rexnord Corp.	75		10,008
Rockwell Automation, Inc.	3,960		1,249,578
Sensata Technologies Holding PLC	27		704
Thermon Group Holdings, Inc. (a)	548		14,215
Vertiv Holdings Co. - Class A	152		16,405
Vicor Corp. (a)	3		131
			7,628,800

Electronic Equipment, Instruments & Components - 0.9%
Advanced Energy Industries, Inc. (b)	74		8,494
Amphenol Corp. - Class A	2,746		246,948
Arrow Electronics, Inc. (a)	176		20,835
Avnet, Inc.	633		31,656
Badger Meter, Inc.	284		70,494
Belden, Inc.	408		43,330
Benchmark Electronics, Inc.	1		36
CDW Corp.	446		80,441
Climb Global Solutions, Inc.	1		110
Coherent Corp. (a)	2,138		161,697
Corning, Inc.	2,418		119,909
Crane NXT Co.	1,338		71,730
CTS Corp.	1		41
Daktronics, Inc. (a)	2		30
Fabrinet (a)	292		67,998
FARO Technologies, Inc. (a)	32		1,356
Flex Ltd. (a)(b)	134		5,668
Insight Enterprises, Inc. (a)	74		9,649
Itron, Inc. (a)	1,010		116,756
Jabil, Inc.	6,553		1,100,970
Keysight Technologies, Inc. (a)	484		76,007
Kimball Electronics, Inc. (a)	1		18
Littelfuse, Inc.	3		615
Mirion Technologies, Inc. (a)	1,519		29,013
OSI Systems, Inc. (a)	450		98,599
Plexus Corp. (a)	452		59,329
Sanmina Corp. (a)	896		75,882
TD SYNNEX Corp.	4,747		576,001
TE Connectivity PLC	487		77,954
Teledyne Technologies, Inc. (a)	187		93,287
Trimble, Inc. (a)	1,599		113,961
TTM Technologies, Inc. (a)	2,514		75,068
Vishay Intertechnology, Inc.	95		1,337
Vishay Precision Group, Inc. (a)	94		2,418
Vontier Corp.	18,106		647,289
Zebra Technologies Corp. - Class A (a)	384		111,272
			4,196,198

Energy Equipment & Services - 0.7%
Archrock, Inc.	9,492		236,351
Aris Water Solutions, Inc. - Class A	697		15,362
Atlas Energy Solutions, Inc. (b)	984		11,956
Baker Hughes Co.	3,984		147,607
Bristow Group, Inc. (a)	2,411		70,546
Cactus, Inc. - Class A	132		5,412
ChampionX Corp.	14,232		342,564
Expro Group Holdings NV (a)	13		108
Halliburton Co.	4,414		86,470
Helix Energy Solutions Group, Inc. (a)	907		5,614
Helmerich & Payne, Inc.	764		11,651
Innovex International, Inc. (a)	26		359
Kodiak Gas Services, Inc.	6,557		231,528
Liberty Energy, Inc.	260		3,013
Nabors Industries Ltd. (a)	27		697
Natural Gas Services Group, Inc. (a)	1,125		26,966
Noble Corp. PLC	36		892
NOV, Inc.	28,650		343,800
Oceaneering International, Inc. (a)	470		8,963
Oil States International, Inc. (a)	466		2,027
Patterson-UTI Energy, Inc.	2,370		13,082
ProFrac Holding Corp. - Class A (a)	62		517
ProPetro Holding Corp. (a)	166		896
Ranger Energy Services, Inc. - Class A	1,565		16,667
RPC, Inc.	896		3,978
Schlumberger NV	21,580		713,219
SEACOR Marine Holdings, Inc. (a)	102		545
Select Water Solutions, Inc.	8,927		71,773
TechnipFMC PLC	40,006		1,246,187
TETRA Technologies, Inc. (a)	10,851		29,081
Tidewater, Inc. (a)	102		4,051
Valaris Ltd. (a)	7		263
			3,652,145

Entertainment - 0.5%
Atlanta Braves Holdings, Inc. - Class C (a)	110		4,467
Cinemark Holdings, Inc.	10,489		354,213
Electronic Arts, Inc.	679		97,627
IMAX Corp. (a)(b)	731		20,358
Liberty Media Corp.-Liberty Formula One - Class A (a)	83		7,314
Liberty Media Corp.-Liberty Formula One - Class C (a)	419		40,446
Liberty Media Corp.-Liberty Live - Class A (a)	78		5,605
Liberty Media Corp.-Liberty Live - Class C (a)	2,235		163,043
Live Nation Entertainment, Inc. (a)(b)	25		3,430
Madison Square Garden Entertainment Corp. (a)	4		148
Madison Square Garden Sports Corp. (a)	9		1,709
Marcus Corp.	245		4,528
Netflix, Inc. (a)	925		1,116,688
ROBLOX Corp. - Class A (a)	6		522
Roku, Inc. (a)	8		580
Sphere Entertainment Co. (a)	8		302
Spotify Technology SA (a)	84		55,872
TKO Group Holdings, Inc.	17		2,683
Walt Disney Co.	5,058		571,756
Warner Bros Discovery, Inc. (a)	383		3,818
Warner Music Group Corp. - Class A	25		658
			2,455,767

Financial Services - 3.5%
Affirm Holdings, Inc. (a)	35		1,816
Alerus Financial Corp.	1		21
Apollo Global Management, Inc.	949		124,025
AvidXchange Holdings, Inc. (a)	28		274
Berkshire Hathaway, Inc. - Class B (a)(b)	12,383		6,240,537
Block, Inc. (a)	153		9,448
Cass Information Systems, Inc.	1		42
Corebridge Financial, Inc.	22,872		745,856
Corpay, Inc. (a)	508		165,156
Enact Holdings, Inc.	581		20,567
Equitable Holdings, Inc.	1,086		57,417
Essent Group Ltd.	2,019		117,102
Euronet Worldwide, Inc. (a)	5,257		569,228
EVERTEC, Inc.	6,975		252,704
Federal Agricultural Mortgage Corp. - Class C	301		56,112
Fidelity National Information Services, Inc.	1,991		158,503
Fiserv, Inc. (a)(b)	2,163		352,115
Flywire Corp. (a)	7		75
Global Payments, Inc.	4,350		328,903
HA Sustainable Infrastructure Capital, Inc. (b)	117		2,931
International Money Express, Inc. (a)	96		1,059
Jack Henry & Associates, Inc.	511		92,578
Jackson Financial, Inc. - Class A	677		55,453
Marqeta, Inc. - Class A (a)	13		70
Mastercard, Inc. - Class A	1,978		1,158,317
Merchants Bancorp	1,636		52,385
MGIC Investment Corp.	12,114		320,415
Mr Cooper Group, Inc. (a)	6,102		790,392
NCR Atleos Corp. (a)	6,494		172,156
NMI Holdings, Inc. (a)	7,766		308,466
Onity Group, Inc. (a)	18		667
Paymentus Holdings, Inc. - Class A (a)	3		115
Payoneer Global, Inc. (a)	5,222		35,562
PayPal Holdings, Inc. (a)	5,490		385,837
Paysafe Ltd. (a)	50		617
PennyMac Financial Services, Inc.	350		33,600
Radian Group, Inc.	13,495		460,854
Shift4 Payments, Inc. - Class A (a)(b)	768		72,799
Toast, Inc. - Class A (a)	28		1,181
Velocity Financial, Inc. (a)	2		34
Visa, Inc. - Class A (b)	8,730		3,188,109
Voya Financial, Inc.	754		50,156
Walker & Dunlop, Inc.	2,469		169,102
Western Union Co.	34,131		316,736
			16,869,492

Food Products - 1.2%
Archer-Daniels-Midland Co.	2,305		111,262
Bunge Global SA	5,216		407,631
Cal-Maine Foods, Inc. (b)	5,897		565,699
Conagra Brands, Inc.	3,953		90,484
Darling Ingredients, Inc. (a)	14,487		451,415
Dole PLC	7,365		104,288
Flowers Foods, Inc.	2,991		50,548
Fresh Del Monte Produce, Inc.	553		19,532
Freshpet, Inc. (a)	80		6,413
General Mills, Inc.	10,449		566,963
Hershey Co.	1,640		263,532
Hormel Foods Corp.	2,332		71,546
Ingredion, Inc.	1,443		200,750
J & J Snack Foods Corp.	237		27,295
J M Smucker Co.	823		92,678
John B Sanfilippo & Son, Inc.	164		10,191
Kellanova	75		6,197
Kraft Heinz Co.	3,074		82,172
Lamb Weston Holdings, Inc.	11,964		667,352
Lancaster Colony Corp.	263		44,026
McCormick & Co., Inc.	805		58,548
Mission Produce, Inc. (a)	1		11
Mondelez International, Inc. - Class A	5,062		341,634
Pilgrim's Pride Corp.	7,848		385,808
Post Holdings, Inc. (a)	6,482		716,844
Seneca Foods Corp. - Class A (a)	754		71,110
Simply Good Foods Co. (a)	651		22,466
The Campbell's Co.	3,428		116,689
Tootsie Roll Industries, Inc.	18		642
TreeHouse Foods, Inc. (a)	72		1,617
Tyson Foods, Inc. - Class A	7,902		443,776
Utz Brands, Inc.	1		13
Vital Farms, Inc. (a)	3		96
WK Kellogg Co. (b)	3,712		62,807
			6,062,035

Gas Utilities - 0.2%
Atmos Energy Corp.	1,028		159,011
Chesapeake Utilities Corp.	755		92,253
MDU Resources Group, Inc.	3,115		53,547
National Fuel Gas Co.	2,321		191,575
New Jersey Resources Corp.	1,515		69,523
Northwest Natural Holding Co.	718		29,417
ONE Gas, Inc.	933		69,751
Southwest Gas Holdings, Inc.	826		59,332
Spire, Inc.	1,427		107,425
UGI Corp.	4,652		167,751
			999,585

Ground Transportation - 0.9%
ArcBest Corp.	56		3,511
Avis Budget Group, Inc. (a)	15		1,827
Covenant Logistics Group, Inc.	1,496		33,959
CSX Corp.	29,782		940,813
Heartland Express, Inc.	1,671		14,955
JB Hunt Transport Services, Inc.	1,183		164,259
Knight-Swift Transportation Holdings, Inc.	1,625		72,020
Landstar System, Inc.	249		34,168
Lyft, Inc. - Class A (a)	174		2,652
Marten Transport Ltd.	2		26
Norfolk Southern Corp.	1,612		398,357
Old Dominion Freight Line, Inc.	305		48,852
Proficient Auto Logistics, Inc. (a)	40		322
Ryder System, Inc.	4,394		646,489
Saia, Inc. (a)	192		50,767
Schneider National, Inc. - Class B	1,016		23,541
Uber Technologies, Inc. (a)	1,911		160,830
U-Haul Holding Co. (b)	5,129		292,558
U-Haul Holding Co. (a)	9		576
Union Pacific Corp.	4,166		923,436
Werner Enterprises, Inc. (b)	4,105		106,525
XPO, Inc. (a)	2,160		245,873
			4,166,316

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	7,780		1,039,252
Alcon AG	81		6,961
Align Technology, Inc. (a)(b)	304		55,006
Artivion, Inc. (a)	102		3,017
Axogen, Inc. (a)	121		1,318
Baxter International, Inc.	3,031		92,445
Becton Dickinson & Co.	1,008		173,971
Boston Scientific Corp. (a)	1,827		192,310
CONMED Corp.	3,037		172,350
Cooper Cos., Inc. (a)	40		2,731
Dexcom, Inc. (a)	418		35,864
Edwards Lifesciences Corp. (a)	950		74,309
Embecta Corp.	151		1,590
GE HealthCare Technologies, Inc.	1,216		85,777
Glaukos Corp. (a)	33		3,112
Globus Medical, Inc. - Class A (a)	731		43,261
Haemonetics Corp. (a)(b)	845		57,215
Hologic, Inc. (a)	2,650		164,750
ICU Medical, Inc. (a)	301		40,593
IDEXX Laboratories, Inc. (a)	175		89,838
Inmode Ltd. (a)	4		59
Inspire Medical Systems, Inc. (a)	18		2,488
Insulet Corp. (a)	176		57,205
Integer Holdings Corp. (a)	375		44,535
Integra LifeSciences Holdings Corp. (a)	606		7,672
Intuitive Surgical, Inc. (a)	1,011		558,416
Lantheus Holdings, Inc. (a)(b)	683		51,607
LeMaitre Vascular, Inc.	34		2,795
LivaNova PLC (a)	12		519
Masimo Corp. (a)	26		4,225
Medtronic PLC	3,744		310,677
Merit Medical Systems, Inc. (a)	377		35,826
Omnicell, Inc. (a)	74		2,247
Orthofix Medical, Inc. (a)	183		2,059
Penumbra, Inc. (a)	8		2,136
QuidelOrtho Corp. (a)	5,080		155,804
ResMed, Inc. (b)	335		82,005
Solventum Corp. (a)	13,301		972,170
STERIS PLC	557		136,582
Stryker Corp.	314		120,149
Tactile Systems Technology, Inc. (a)	162		1,600
Tandem Diabetes Care, Inc. (a)(b)	29		575
TransMedics Group, Inc. (a)	29		3,686
Zimmer Biomet Holdings, Inc.	953		87,838
Zimvie, Inc. (a)	8		73
			4,978,618

Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	17		385
AdaptHealth Corp. (a)	318		2,856
Addus HomeCare Corp. (a)	3		333
Amedisys, Inc. (a)	208		19,567
AMN Healthcare Services, Inc. (a)	9		190
BrightSpring Health Services, Inc. (a)	30		714
Brookdale Senior Living, Inc. (a)	20,245		131,795
Cencora, Inc.	667		194,257
Centene Corp. (a)	3,664		206,796
Chemed Corp.	171		98,298
Cigna Group (b)	5,602		1,773,817
Clover Health Investments Corp. (a)	310		973
Concentra Group Holdings Parent, Inc.	6,908		149,420
CorVel Corp. (a)	150		16,691
CVS Health Corp.	5,324		340,949
DaVita, Inc. (a)	14		1,908
Elevance Health, Inc.	1,558		598,023
Encompass Health Corp.	2,207		266,826
Ensign Group, Inc.	392		57,726
HCA Healthcare, Inc. (b)	455		173,532
HealthEquity, Inc. (a)	502		50,506
Henry Schein, Inc. (a)	1,094		76,569
Hims & Hers Health, Inc. (a)	243		13,744
Humana, Inc.	341		79,497
Labcorp Holdings, Inc.	387		96,351
LifeStance Health Group, Inc. (a)	109		647
McKesson Corp.	29		20,866
Molina Healthcare, Inc. (a)	2,920		890,717
National HealthCare Corp.	50		5,207
National Research Corp.	1,265		17,090
Option Care Health, Inc. (a)	2,169		70,883
Owens & Minor, Inc. (a)	157		1,036
Pennant Group, Inc. (a)	2		57
Premier, Inc. - Class A	571		13,122
Privia Health Group, Inc. (a)	1		23
Progyny, Inc. (a)	31		667
Quest Diagnostics, Inc.	1,066		184,780
RadNet, Inc. (a)(b)	294		16,902
Select Medical Holdings Corp.	5,578		85,288
Surgery Partners, Inc. (a)	19		449
Tenet Healthcare Corp. (a)	7,324		1,236,071
UnitedHealth Group, Inc.	2,908		877,954
Universal Health Services, Inc. - Class B	6,204		1,180,931
US Physical Therapy, Inc.	36		2,700
			8,957,113

Health Care REITs - 0.0%(c)
Healthpeak Properties, Inc.	24		418
Omega Healthcare Investors, Inc. (b)	92		3,404
Ventas, Inc.	3		193
			4,015

Health Care Technology - 0.0%(c)
Certara, Inc. (a)	60		682
Doximity, Inc. - Class A (a)	620		32,296
Evolent Health, Inc. - Class A (a)	223		1,661
HealthStream, Inc.	2		56
Veeva Systems, Inc. - Class A (a)(b)	254		71,044
			105,739

Hotel & Resort REITs - 0.0%(c)
DiamondRock Hospitality Co.	490		3,744
Park Hotels & Resorts, Inc.	447		4,631
Pebblebrook Hotel Trust	169		1,551
Sunstone Hotel Investors, Inc.	285		2,554
Xenia Hotels & Resorts, Inc.	87		1,064
			13,544

Hotels, Restaurants & Leisure - 1.5%
Accel Entertainment, Inc. (a)	6,463		72,515
Airbnb, Inc. - Class A (a)	1,027		132,483
Aramark (b)	4,151		168,115
BJ's Restaurants, Inc. (a)	404		18,022
Bloomin' Brands, Inc.	200		1,526
Booking Holdings, Inc. (b)	32		176,606
Boyd Gaming Corp.	5,681		425,905
Brinker International, Inc. (a)	1,162		200,596
Caesars Entertainment, Inc. (a)	1,573		42,282
Carnival Corp. (a)	44,735		1,038,747
Cava Group, Inc. (a)	1		81
Cheesecake Factory, Inc. (b)	4,781		263,768
Chipotle Mexican Grill, Inc. (a)	2,376		118,990
Choice Hotels International, Inc. (b)	16		2,027
Churchill Downs, Inc.	2,322		221,681
Cracker Barrel Old Country Store, Inc. (b)	2,319		133,203
Darden Restaurants, Inc.	1,921		411,497
Domino's Pizza, Inc.	18		8,529
DoorDash, Inc. - Class A (a)	58		12,102
DraftKings, Inc. - Class A (a)	216		7,750
Dutch Bros, Inc. - Class A (a)	51		3,682
El Pollo Loco Holdings, Inc. (a)	1,634		17,157
Expedia Group, Inc. (b)	457		76,205
First Watch Restaurant Group, Inc. (a)	687		10,607
Global Business Travel Group I (a)	1,689		10,556
Golden Entertainment, Inc.	142		4,051
Hilton Grand Vacations, Inc. (a)(b)	6,482		247,418
Hilton Worldwide Holdings, Inc. (b)	70		17,391
Hyatt Hotels Corp. - Class A	781		103,115
International Game Technology PLC	9,517		139,995
Jack in the Box, Inc.	58		1,100
Las Vegas Sands Corp.	225		9,261
Life Time Group Holdings, Inc. (a)	1,453		41,556
Light & Wonder, Inc. (a)	3,907		352,099
Marriott International, Inc. - Class A	312		82,315
Marriott Vacations Worldwide Corp.	2,072		136,462
MGM Resorts International (a)(b)	2,752		87,101
Monarch Casino & Resort, Inc.	253		21,186
Norwegian Cruise Line Holdings Ltd. (a)(b)	10,078		177,877
Papa John's International, Inc.	23		1,041
Penn Entertainment, Inc. (a)	1,321		19,590
Planet Fitness, Inc. - Class A (a)	11		1,131
Portillo's, Inc. - Class A (a)	182		2,184
RCI Hospitality Holdings, Inc.	52		2,092
Red Rock Resorts, Inc. - Class A	1,390		66,817
Royal Caribbean Cruises Ltd. (b)	4,506		1,157,907
Rush Street Interactive, Inc. (a)	115		1,459
Shake Shack, Inc. - Class A (a)	14		1,817
Starbucks Corp.	3,801		319,094
Target Hospitality Corp. (a)	2,732		19,971
Texas Roadhouse, Inc.	689		134,500
Travel + Leisure Co.	737		35,796
United Parks & Resorts, Inc. (a)	1		45
Vail Resorts, Inc.	641		102,669
Wendy's Co.	10,199		116,269
Wingstop, Inc. (b)	34		11,618
Wyndham Hotels & Resorts, Inc.	1,387		114,816
Wynn Resorts Ltd.	10		905
Yum China Holdings, Inc.	441		19,250
Yum! Brands, Inc.	486		69,955
			7,194,485

Household Durables - 0.6%
Beazer Homes USA, Inc. (a)(b)	105		2,155
Cavco Industries, Inc. (a)(b)	120		52,031
Century Communities, Inc.	87		4,513
Champion Homes, Inc. (a)	334		21,843
Cricut, Inc. - Class A	25		152
DR Horton, Inc.	495		58,440
Dream Finders Homes, Inc. - Class A (a)	4,931		102,861
Ethan Allen Interiors, Inc.	537		14,032
Garmin Ltd.	1,374		278,881
Green Brick Partners, Inc. (a)	2,512		146,826
Helen of Troy Ltd. (a)	926		24,900
Hovnanian Enterprises, Inc. - Class A (a)	8		722
Installed Building Products, Inc. (b)	27		4,306
KB Home	2,353		121,368
La-Z-Boy, Inc.	719		30,119
Leggett & Platt, Inc.	98		888
Lennar Corp. - Class B (b)	210		21,273
LGI Homes, Inc. (a)	18		902
Meritage Homes Corp.	2,809		178,680
Mohawk Industries, Inc. (a)(b)	54		5,433
Newell Brands, Inc.	5,697		30,194
NVR, Inc. (a)	20		142,319
PulteGroup, Inc.	6,061		594,160
SharkNinja, Inc. (a)	417		38,335
Taylor Morrison Home Corp. (a)	9,576		538,937
Toll Brothers, Inc.	25		2,606
TopBuild Corp. (a)	963		272,423
Tri Pointe Homes, Inc. (a)	3,563		105,037
Whirlpool Corp. (b)	482		37,639
			2,831,975

Household Products - 0.5%
Central Garden & Pet Co. (a)	2		72
Central Garden & Pet Co. - Class A (a)	1,422		45,461
Church & Dwight Co., Inc.	703		69,112
Clorox Co.	28		3,693
Colgate-Palmolive Co.	7,648		710,805
Energizer Holdings, Inc.	7,514		175,001
Kimberly-Clark Corp.	1,521		218,659
Oil-Dri Corp. of America	635		31,858
Procter & Gamble Co.	6,632		1,126,711
Reynolds Consumer Products, Inc.	761		16,803
Spectrum Brands Holdings, Inc.	7		404
WD-40 Co.	198		48,239
			2,446,818

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	13,847		139,716
Brookfield Renewable Corp.	3,283		96,487
Clearway Energy, Inc. - Class A	3		87
Clearway Energy, Inc. - Class C	3,253		100,095
Ormat Technologies, Inc. (b)	716		53,220
Vistra Corp.	1,505		241,658
			631,263

Industrial Conglomerates - 0.2%
3M Co.	1,298		192,558
Honeywell International, Inc.	2,657		602,262
			794,820

Industrial REITs - 0.1%
Innovative Industrial Properties, Inc.	18		994
LXP Industrial Trust	171		1,467
Prologis, Inc.	2,721		295,501
			297,962

Insurance - 6.4%
Aflac, Inc.	3,593		372,019
Allstate Corp.	10,683		2,242,041
American Coastal Insurance Corp.	2,859		30,877
American Financial Group, Inc.	1,423		176,424
American International Group, Inc.	13,290		1,124,866
AMERISAFE, Inc.	1		47
Aon PLC - Class A	1,120		416,730
Arch Capital Group Ltd.	2,848		270,674
Arthur J Gallagher & Co.	333		115,698
Assurant, Inc.	1,072		217,595
Assured Guaranty Ltd.	316		26,718
Axis Capital Holdings Ltd.	10,842		1,125,400
Baldwin Insurance Group, Inc. - Class A (a)	581		22,386
Brighthouse Financial, Inc. (a)	3,677		219,921
Brown & Brown, Inc.	906		102,287
Chubb Ltd.	3,297		979,868
Cincinnati Financial Corp.	2,994		451,555
CNO Financial Group, Inc.	11,168		423,937
Donegal Group, Inc. - Class A	3,694		74,619
Employers Holdings, Inc.	83		4,040
Enstar Group Ltd. (a)	5		1,675
Erie Indemnity Co. - Class A	5		1,793
Everest Group Ltd.	649		225,326
F&G Annuities & Life, Inc.	2,032		64,943
Fidelis Insurance Holdings Ltd.	1		17
Fidelity National Financial, Inc.	25,162		1,378,123
First American Financial Corp.	910		50,787
Genworth Financial, Inc. (a)	4,783		33,720
Globe Life, Inc.	9,514		1,159,471
Greenlight Capital Re Ltd. - Class A (a)	1		14
Hanover Insurance Group, Inc.	3,826		673,299
Hartford Insurance Group, Inc.	15,885		2,062,508
HCI Group, Inc.	914		154,256
Heritage Insurance Holdings, Inc. (a)	3,437		84,103
Horace Mann Educators Corp.	790		34,310
Investors Title Co.	10		2,340
Kemper Corp.	6,207		395,572
Kinsale Capital Group, Inc.	214		101,006
Lincoln National Corp.	2,075		68,766
Loews Corp.	804		71,789
Manulife Financial Corp.	8,199		261,056
Markel Group, Inc. (a)	700		1,359,190
Marsh & McLennan Cos., Inc.	1,997		466,619
Mercury General Corp.	2,228		143,661
MetLife, Inc.	21,783		1,711,708
Old Republic International Corp.	5,141		194,330
Oscar Health, Inc. - Class A (a)	432		5,962
Palomar Holdings, Inc. (a)	364		62,415
Primerica, Inc.	3,472		939,523
Principal Financial Group, Inc.	21,854		1,702,208
Progressive Corp.	4,745		1,351,993
Prudential Financial, Inc.	6,925		719,438
Reinsurance Group of America, Inc.	500		101,645
RenaissanceRe Holdings Ltd.	2,971		741,027
RLI Corp.	706		54,270
Root, Inc. (a)	125		16,374
Safety Insurance Group, Inc.	51		4,189
Selective Insurance Group, Inc.	409		36,000
Selectquote, Inc. (a)	25,474		55,279
SiriusPoint Ltd. (a)	3,972		77,811
Skyward Specialty Insurance Group, Inc. (a)	376		23,820
Stewart Information Services Corp.	290		17,499
Sun Life Financial, Inc.	15		970
Tiptree, Inc.	1,776		39,392
Travelers Cos., Inc.	10,525		2,901,743
Trupanion, Inc. (a)	39		1,840
United Fire Group, Inc.	1		28
Universal Insurance Holdings, Inc.	2,847		77,268
Unum Group	32,354		2,643,645
W R Berkley Corp.	1,546		115,471
White Mountains Insurance Group Ltd.	211		376,593
Willis Towers Watson PLC	235		74,389
			31,238,876

Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A	44,407		7,626,458
Alphabet, Inc. - Class C	16,225		2,804,491
Angi, Inc. (a)	13		204
Bumble, Inc. - Class A (a)	1		6
Cargurus, Inc. (a)	108		3,385
Cars.com, Inc. (a)	4,229		43,347
IAC, Inc. (a)	26		935
Meta Platforms, Inc. - Class A	17,165		11,114,166
Pinterest, Inc. - Class A (a)	28		871
QuinStreet, Inc. (a)	94		1,435
Snap, Inc. - Class A (a)(b)	128		1,056
TripAdvisor, Inc. (a)	142		2,022
Yelp, Inc. (a)	1,054		40,231
Ziff Davis, Inc. (a)	1,498		48,595
ZoomInfo Technologies, Inc. (a)	4		38
			21,687,240

IT Services - 1.3%
Accenture PLC - Class A	4,397		1,393,058
Akamai Technologies, Inc. (a)	1,511		114,730
Amdocs Ltd.	1,503		137,915
ASGN, Inc. (a)	55		2,905
Cloudflare, Inc. - Class A (a)(b)	7		1,161
Cognizant Technology Solutions Corp. - Class A	2,512		203,447
DXC Technology Co. (a)	16,154		245,541
EPAM Systems, Inc. (a)	399		69,621
Gartner, Inc. (a)	477		208,172
Globant SA (a)	13		1,275
GoDaddy, Inc. - Class A (a)	2,306		420,038
Hackett Group, Inc.	1		25
International Business Machines Corp.	2,737		709,047
Kyndryl Holdings, Inc. (a)	56,175		2,193,072
MongoDB, Inc. (a)	17		3,210
Okta, Inc. (a)	7,513		775,116
Shopify, Inc. - Class A (a)(b)	8		858
Snowflake, Inc. - Class A (a)	1		206
Twilio, Inc. - Class A (a)	845		99,456
VeriSign, Inc.	30		8,174
			6,587,027

Leisure Products - 0.2%
Acushnet Holdings Corp. (b)	1,373		93,694
Hasbro, Inc.	1,903		126,949
JAKKS Pacific, Inc.	30		604
Mattel, Inc. (a)	30,229		572,537
Peloton Interactive, Inc. - Class A (a)	102		724
YETI Holdings, Inc. (a)	1,137		34,747
			829,255

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	782		87,521
Avantor, Inc. (a)(b)	180		2,324
Azenta, Inc. (a)	69		1,844
Bio-Rad Laboratories, Inc. - Class A (a)	192		43,571
Bio-Techne Corp.	989		47,868
Charles River Laboratories International, Inc. (a)	399		54,116
Danaher Corp.	1,545		293,395
ICON PLC (a)(b)	115		14,982
IQVIA Holdings, Inc. (a)	4,590		644,115
Medpace Holdings, Inc. (a)	199		58,685
Repligen Corp. (a)	74		8,737
Revvity, Inc.	808		73,059
Sotera Health Co. (a)	513		6,279
Standard BioTools, Inc. (a)	222		224
Thermo Fisher Scientific, Inc.	2,055		827,795
Waters Corp. (a)	271		94,644
West Pharmaceutical Services, Inc.	103		21,718
			2,280,877

Machinery - 2.6%
Alamo Group, Inc.	254		50,302
Albany International Corp. - Class A	338		22,332
Allison Transmission Holdings, Inc. (b)	8,272		856,317
Astec Industries, Inc.	1		39
Atmus Filtration Technologies, Inc.	832		29,969
Blue Bird Corp. (a)	1,212		46,904
Caterpillar, Inc.	7,249		2,522,869
Chart Industries, Inc. (a)	4,360		683,910
CNH Industrial NV	77,490		969,400
Commercial Vehicle Group, Inc. (a)	565		734
Crane Co.	291		49,877
Cummins, Inc.	2,760		887,285
Deere & Co.	2,401		1,215,530
Donaldson Co., Inc.	2,027		140,978
Douglas Dynamics, Inc.	2,406		66,141
Dover Corp.	348		61,857
Enerpac Tool Group Corp.	361		15,480
Enpro, Inc.	321		59,430
Esab Corp.	417		51,287
ESCO Technologies, Inc.	293		53,103
Federal Signal Corp.	430		40,450
Flowserve Corp.	2,085		104,062
Fortive Corp.	843		59,170
Franklin Electric Co., Inc.	353		30,496
Gates Industrial Corp. PLC (a)(b)	10,322		218,310
Gorman-Rupp Co.	413		15,074
Graco, Inc.	907		76,787
Greenbrier Cos., Inc.	3,166		142,692
Hillenbrand, Inc.	131		2,560
Hillman Solutions Corp. (a)	2,384		17,260
IDEX Corp.	369		66,756
Illinois Tool Works, Inc.	1,360		333,309
Ingersoll Rand, Inc. (b)	590		48,168
ITT, Inc.	697		104,926
JBT Marel Corp.	411		47,187
Kadant, Inc. (b)	145		45,517
Kennametal, Inc.	5,948		128,060
L B Foster Co. - Class A (a)	31		586
Lincoln Electric Holdings, Inc.	689		133,383
Lindsay Corp.	304		42,378
Luxfer Holdings PLC	2,709		30,964
Manitowoc Co., Inc. (a)	72		757
Mayville Engineering Co., Inc. (a)	18		284
Middleby Corp. (a)	581		84,901
Miller Industries, Inc.	81		3,672
Mueller Industries, Inc.	2,103		163,761
Mueller Water Products, Inc. - Class A (b)	1,683		41,284
Nordson Corp.	12		2,544
Oshkosh Corp.	6,052		600,298
Otis Worldwide Corp.	2,515		239,805
PACCAR, Inc.	3,291		308,860
Parker-Hannifin Corp.	420		279,174
Pentair PLC	1,061		105,230
Proto Labs, Inc. (a)	364		13,461
RBC Bearings, Inc. (a)	242		88,540
REV Group, Inc.	1,242		46,563
Shyft Group, Inc.	568		5,958
Snap-on, Inc.	265		84,999
SPX Technologies, Inc. (a)	384		58,403
Standex International Corp.	71		10,717
Stanley Black & Decker, Inc.	133		8,702
Tennant Co.	248		18,456
Terex Corp.	61		2,746
Timken Co.	4,795		328,410
Titan International, Inc. (a)	22		159
Toro Co.	1,447		109,654
Trinity Industries, Inc.	6,541		168,365
Watts Water Technologies, Inc. - Class A	295		71,425
Westinghouse Air Brake Technologies Corp.	620		125,438
Worthington Enterprises, Inc.	57		3,358
Xylem, Inc.	426		53,693
			12,501,456

Marine Transportation - 0.1%
Costamare, Inc.	13		111
Genco Shipping & Trading Ltd.	3,410		45,149
Kirby Corp. (a)	736		81,431
Matson, Inc.	3,060		345,321
			472,012

Media - 2.0%
Cable One, Inc.	477		69,799
Charter Communications, Inc. - Class A (a)(b)	5,105		2,022,958
Comcast Corp. - Class A	105,192		3,636,487
DoubleVerify Holdings, Inc. (a)	89		1,223
EchoStar Corp. - Class A (a)	2,368		41,985
EW Scripps Co. - Class A (a)	8,033		17,833
Fox Corp. - Class A	14,569		800,421
Fox Corp. - Class B	60		3,017
Gannett Co., Inc. (a)	763		2,701
Gray Media, Inc.	421		1,671
Integral Ad Science Holding Corp. (a)	7		57
Interpublic Group of Cos., Inc.	15,047		360,526
John Wiley & Sons, Inc. - Class A	4,956		193,879
Liberty Broadband Corp. - Class A (a)	77		7,153
Liberty Broadband Corp. - Class C (a)	903		84,701
Magnite, Inc. (a)	10		164
New York Times Co. - Class A	851		48,609
News Corp. - Class A	4,529		127,899
News Corp. - Class B	62		2,029
Nexstar Media Group, Inc.	4,508		768,253
Omnicom Group, Inc. (b)	13,501		991,513
Paramount Global - Class A	22		498
Paramount Global - Class B	196		2,372
Scholastic Corp.	54		933
Sinclair, Inc.	5,663		79,452
Sirius XM Holdings, Inc. (b)	975		21,138
Stagwell, Inc. (a)	7,501		33,455
TEGNA, Inc.	17,613		294,489
Trade Desk, Inc. - Class A (a)	789		59,349
WideOpenWest, Inc. (a)	4,398		18,516
			9,693,080

Metals & Mining - 0.4%
Alcoa Corp.	10,458		279,961
Barrick Mining Corp.	400		7,664
Caledonia Mining Corp. PLC	42		718
Carpenter Technology Corp.	473		111,155
Century Aluminum Co. (a)	2,606		40,367
Cleveland-Cliffs, Inc. (a)	376		2,192
Commercial Metals Co.	1,676		78,085
Compass Minerals International, Inc. (a)	87		1,671
Freeport-McMoRan, Inc.	3,242		124,752
Hecla Mining Co.	4,323		22,220
Kaiser Aluminum Corp.	1,233		89,504
Metallus, Inc. (a)	810		10,230
Newmont Corp.	2,599		137,019
Nucor Corp.	1,043		114,063
Ramaco Resources, Inc.	16		145
Ramaco Resources, Inc. - Class B	0	(d)	1
Reliance, Inc.	460		134,697
Royal Gold, Inc.	787		140,180
Ryerson Holding Corp.	1		21
Southern Copper Corp.	546		49,665
Steel Dynamics, Inc. (b)	875		107,686
SunCoke Energy, Inc.	8,286		67,448
United States Steel Corp.	3,377		181,750
Warrior Met Coal, Inc.	56		2,545
Worthington Steel, Inc.	2,743		68,301
			1,772,040

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(c)
BrightSpire Capital, Inc.	322		1,629
Chimera Investment Corp.	302		3,980
Claros Mortgage Trust, Inc.	448		1,151
Dynex Capital, Inc.	196		2,360
Ladder Capital Corp.	478		5,029
MFA Financial, Inc.	315		2,930
New York Mortgage Trust, Inc.	462		3,017
PennyMac Mortgage Investment Trust	182		2,235
Redwood Trust, Inc.	769		4,191
Two Harbors Investment Corp.	160		1,694
			28,216

Multi-Utilities - 0.4%
Ameren Corp.	1,959		189,788
Avista Corp.	1,331		51,257
Black Hills Corp.	957		55,956
CenterPoint Energy, Inc. (b)	6,247		232,638
CMS Energy Corp.	1,707		119,883
Consolidated Edison, Inc.	2,052		214,413
Dominion Energy, Inc. (b)	4,133		234,217
DTE Energy Co.	978		133,644
NiSource, Inc.	3,632		143,609
Northwestern Energy Group, Inc.	969		53,615
Public Service Enterprise Group, Inc.	2,231		180,778
Sempra (b)	2,347		184,451
Unitil Corp.	193		10,582
WEC Energy Group, Inc.	2,160		232,070
			2,036,901

Office REITs - 0.0%(c)
Douglas Emmett, Inc.	203		2,889
Equity Commonwealth (e)	94		0
			2,889

Oil, Gas & Consumable Fuels - 5.5%
Antero Midstream Corp.	7,060		132,587
Antero Resources Corp. (a)	4,078		152,721
APA Corp. (b)	1,403		23,865
Ardmore Shipping Corp.	34		327
Berry Corp.	76		182
Cheniere Energy, Inc.	2,083		493,650
Chevron Corp.	30,743		4,202,568
Civitas Resources, Inc.	184		5,036
CNX Resources Corp. (a)(b)	817		26,373
Comstock Resources, Inc. (a)	2,795		65,123
ConocoPhillips	41,866		3,573,263
Coterra Energy, Inc. (b)	18,279		444,362
Crescent Energy Co. - Class A	1,847		15,496
CVR Energy, Inc.	99		2,316
Devon Energy Corp.	32,748		990,954
DHT Holdings, Inc.	13,177		152,590
Diamondback Energy, Inc.	117		15,742
Dorian LPG Ltd.	11		236
DT Midstream, Inc.	951		99,608
Enbridge, Inc. (b)	49		2,278
EOG Resources, Inc.	21,272		2,309,501
EQT Corp.	3,719		205,028
Excelerate Energy, Inc. - Class A	3		84
Expand Energy Corp.	211		24,503
Exxon Mobil Corp.	32,886		3,364,238
Granite Ridge Resources, Inc.	7,173		40,312
Hess Corp.	12,902		1,705,515
HF Sinclair Corp.	36		1,301
International Seaways, Inc.	107		3,964
Kinder Morgan, Inc.	8,712		244,284
Kinetik Holdings, Inc.	8		356
Kosmos Energy Ltd. (a)	150		249
Magnolia Oil & Gas Corp. - Class A	82,218		1,767,687
Marathon Petroleum Corp.	9,594		1,542,140
Matador Resources Co. (b)	9,208		396,036
Murphy Oil Corp. (b)	246		5,149
New Fortress Energy, Inc.	53		132
Nordic American Tankers Ltd.	422		1,118
Northern Oil & Gas, Inc. (b)	160		4,253
Occidental Petroleum Corp.	20,903		852,424
ONEOK, Inc.	2,420		195,633
Ovintiv, Inc.	25,060		897,649
Par Pacific Holdings, Inc. (a)	2		43
Permian Resources Corp.	70,899		894,036
Phillips 66	968		109,849
Range Resources Corp.	3,355		127,624
REX American Resources Corp. (a)	30		1,264
Riley Exploration Permian, Inc.	1,319		33,846
Scorpio Tankers, Inc.	20		795
SFL Corp. Ltd.	9,468		81,235
Shell PLC - ADR	600		39,732
Sitio Royalties Corp. - Class A	996		17,002
SM Energy Co. (b)	445		10,422
Suncor Energy, Inc.	3		107
Talos Energy, Inc. (a)	370		2,975
Targa Resources Corp.	832		131,398
Teekay Corp. Ltd.	5,219		44,101
Teekay Tankers Ltd.	64		2,828
Texas Pacific Land Corp.	52		57,930
Valero Energy Corp.	4,959		639,562
Vital Energy, Inc. (a)	29		432
Vitesse Energy, Inc.	3,205		67,081
Williams Cos., Inc.	6,435		389,382
World Kinect Corp.	1,015		27,801
			26,640,278

Paper & Forest Products - 0.0%(c)
Louisiana-Pacific Corp.	1,177		106,013
Magnera Corp. (a)	11		132
Sylvamo Corp.	2,503		132,584
			238,729

Passenger Airlines - 0.7%
Alaska Air Group, Inc. (a)	14,307		728,656
American Airlines Group, Inc. (a)	1,147		13,087
Copa Holdings SA - Class A	67		7,221
Delta Air Lines, Inc.	19,939		964,848
Frontier Group Holdings, Inc. (a)(b)	215		864
JetBlue Airways Corp. (a)	40		202
SkyWest, Inc. (a)	3,681		373,438
Southwest Airlines Co. (b)	9,944		331,931
Sun Country Airlines Holdings, Inc. (a)	6,707		77,667
United Airlines Holdings, Inc. (a)	12,720		1,010,540
			3,508,454

Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	20		1,259
Edgewell Personal Care Co.	3,764		103,962
Estee Lauder Cos., Inc. - Class A	513		34,340
Interparfums, Inc. (b)	398		54,216
Kenvue, Inc.	5,075		121,140
Nature's Sunshine Products, Inc. (a)	2		31
Nu Skin Enterprises, Inc. - Class A	645		5,566
			320,514

Pharmaceuticals - 2.6%
ANI Pharmaceuticals, Inc. (a)	257		15,091
AstraZeneca PLC - ADR	28		2,039
Bristol-Myers Squibb Co. (b)	3,779		182,450
Collegium Pharmaceutical, Inc. (a)	2,357		68,683
Corcept Therapeutics, Inc. (a)	240		18,614
Elanco Animal Health, Inc. (a)	886		11,908
Eli Lilly & Co.	1,721		1,269,530
Harmony Biosciences Holdings, Inc. (a)	758		26,151
Innoviva, Inc. (a)	5,820		113,898
Jazz Pharmaceuticals PLC (a)	7,746		837,110
Johnson & Johnson	8,538		1,325,183
Ligand Pharmaceuticals, Inc. (a)	34		3,475
Merck & Co., Inc.	46,383		3,564,070
Organon & Co.	20,306		187,221
Pacira BioSciences, Inc. (a)	49		1,266
Perrigo Co. PLC	1,934		51,773
Pfizer, Inc.	147,010		3,453,265
Phibro Animal Health Corp. - Class A	4,449		108,645
Prestige Consumer Healthcare, Inc. (a)	12,398		1,062,137
SIGA Technologies, Inc.	147		879
Supernus Pharmaceuticals, Inc. (a)	1,203		38,135
Zoetis, Inc.	1,070		180,434
			12,521,957

Professional Services - 0.9%
Alight, Inc. - Class A	6		33
Amentum Holdings, Inc. (a)	148		3,054
Automatic Data Processing, Inc.	1,071		348,643
Barrett Business Services, Inc.	3		124
Booz Allen Hamilton Holding Corp.	70		7,438
Broadridge Financial Solutions, Inc.	475		115,344
CACI International, Inc. - Class A (a)	311		133,108
CBIZ, Inc. (a)	5		361
Concentrix Corp. (b)	5,288		295,943
CRA International, Inc.	1		190
CSG Systems International, Inc.	2,423		160,063
Dayforce, Inc. (a)(b)	732		43,246
Equifax, Inc.	271		71,595
ExlService Holdings, Inc. (a)	1,232		56,660
Exponent, Inc.	2		153
First Advantage Corp. (a)	31		531
FTI Consulting, Inc. (a)	186		30,534
GEE Group, Inc. (a)	1,017		196
Genpact Ltd.	6,164		265,360
Heidrick & Struggles International, Inc.	32		1,397
Huron Consulting Group, Inc. (a)	632		90,269
IBEX Holdings Ltd. (a)	2,294		66,044
Insperity, Inc.	294		19,028
Jacobs Solutions, Inc.	1,199		151,434
KBR, Inc.	972		50,729
Kforce, Inc.	269		10,975
Korn Ferry	1,153		78,415
Legalzoom.com, Inc. (a)	2,660		24,286
Leidos Holdings, Inc.	5,474		812,998
ManpowerGroup, Inc.	1,602		67,204
Maximus, Inc.	2,198		159,377
Mistras Group, Inc. (a)	1,922		14,511
NV5 Global, Inc. (a)	5		111
Paychex, Inc.	1,195		188,702
Paycom Software, Inc.	931		241,213
Paylocity Holding Corp. (a)	272		51,925
Robert Half, Inc.	665		30,450
Science Applications International Corp.	2,172		250,953
SS&C Technologies Holdings, Inc.	1,804		145,781
TransUnion	429		36,735
TriNet Group, Inc.	216		17,973
Upwork, Inc. (a)	10		155
Verisk Analytics, Inc.	378		118,745
Verra Mobility Corp. (a)	1,298		30,698
Willdan Group, Inc. (a)	2		108
			4,192,792

Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	6,672		23,285
CBRE Group, Inc. - Class A (a)	784		98,016
Compass, Inc. - Class A (a)	253		1,495
CoStar Group, Inc. (a)	91		6,694
Cushman & Wakefield PLC (a)	18,905		189,617
Howard Hughes Holdings, Inc. (a)	326		22,269
Jones Lang LaSalle, Inc. (a)	424		94,425
Marcus & Millichap, Inc.	2		58
Newmark Group, Inc. - Class A (b)	1,916		21,095
St Joe Co.	3		134
Zillow Group, Inc. - Class A (a)	18		1,191
Zillow Group, Inc. - Class C (a)	60		4,027
			462,306

Residential REITs - 0.0%(c)
Elme Communities	79		1,269

Retail REITs - 0.0%(c)
Curbline Properties Corp.	51		1,157
Macerich Co.	1,160		18,769
Phillips Edison & Co., Inc.	1,300		46,098
Regency Centers Corp.	86		6,205
Saul Centers, Inc.	117		3,941
Simon Property Group, Inc.	34		5,544
Tanger, Inc. (b)	668		19,906
Urban Edge Properties	126		2,288
			103,908

Semiconductors & Semiconductor Equipment - 6.4%
ACM Research, Inc. - Class A (a)	99		2,232
Advanced Micro Devices, Inc. (a)	3,394		375,818
Allegro MicroSystems, Inc. (a)	61		1,546
Ambarella, Inc. (a)	34		1,790
Amkor Technology, Inc.	175		3,153
Analog Devices, Inc.	931		199,215
Applied Materials, Inc.	3,986		624,806
Axcelis Technologies, Inc. (a)	2		113
Broadcom, Inc.	14,226		3,443,688
Cirrus Logic, Inc. (a)	196		19,279
Diodes, Inc. (a)	52		2,309
Enphase Energy, Inc. (a)	233		9,644
Entegris, Inc.	34		2,337
First Solar, Inc. (a)	22		3,478
FormFactor, Inc. (a)	130		3,880
GLOBALFOUNDRIES, Inc. (a)(b)	8		286
Ichor Holdings Ltd. (a)	43		679
KLA Corp.	896		678,164
Kulicke & Soffa Industries, Inc.	145		4,662
Lam Research Corp.	4,698		379,551
Lattice Semiconductor Corp. (a)(b)	60		2,696
MACOM Technology Solutions Holdings, Inc. (a)(b)	202		24,565
Marvell Technology, Inc.	3,193		192,187
Microchip Technology, Inc.	1,554		90,194
Micron Technology, Inc.	8,509		803,760
MKS, Inc. (b)	10		822
Monolithic Power Systems, Inc.	5		3,310
NVIDIA Corp.	165,990		22,430,229
ON Semiconductor Corp. (a)	68		2,857
Onto Innovation, Inc. (a)	47		4,321
PDF Solutions, Inc. (a)	77		1,363
Penguin Solutions, Inc. (a)	1,216		21,596
Photronics, Inc. (a)	3,039		50,782
Power Integrations, Inc.	38		1,890
Qorvo, Inc. (a)	55		4,181
QUALCOMM, Inc.	7,727		1,121,960
Rambus, Inc. (a)	995		53,203
Semtech Corp. (a)	14		523
Silicon Laboratories, Inc. (a)	7		844
SkyWater Technology, Inc. (a)	8		72
Skyworks Solutions, Inc.	418		28,855
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17		3,286
Texas Instruments, Inc.	2,231		407,938
Ultra Clean Holdings, Inc. (a)	4		77
Universal Display Corp.	2		287
Wolfspeed, Inc. (a)	111		132
			31,008,560

Software - 6.7%
8x8, Inc. (a)	1,509		2,475
A10 Networks, Inc.	37		639
ACI Worldwide, Inc. (a)	1,319		61,017
Adeia, Inc.	14,581		187,220
Adobe, Inc. (a)	674		279,771
Alarm.com Holdings, Inc. (a)	39,822		2,285,783
ANSYS, Inc. (a)(b)	163		53,924
Appfolio, Inc. - Class A (a)	224		47,302
AppLovin Corp. - Class A (a)	1,432		562,776
Atlassian Corp. - Class A (a)	15		3,114
Aurora Innovation, Inc. (a)	248		1,503
Autodesk, Inc. (a)	372		110,157
Bentley Systems, Inc. - Class B	326		15,560
BILL Holdings, Inc. (a)	21		917
BlackLine, Inc. (a)	22		1,230
Box, Inc. - Class A (a)(b)	102		3,858
Cadence Design Systems, Inc. (a)	337		96,743
CCC Intelligent Solutions Holdings, Inc. (a)	2,378		20,879
Cleanspark, Inc. (a)(b)	400		3,452
Clear Secure, Inc. - Class A	1,485		36,754
Commvault Systems, Inc. (a)	9		1,648
Crowdstrike Holdings, Inc. - Class A (a)	40		18,855
CyberArk Software Ltd. (a)	300		114,834
Datadog, Inc. - Class A (a)	8		943
DocuSign, Inc. (a)	583		51,660
Dolby Laboratories, Inc. - Class A	676		50,200
Dropbox, Inc. - Class A (a)	49		1,414
Dynatrace, Inc. (a)	604		32,622
E2open Parent Holdings, Inc. - Class A (a)	486		1,560
EverCommerce, Inc. (a)	5		50
Fair Isaac Corp. (a)(b)	114		196,796
Five9, Inc. (a)	545		14,448
Fortinet, Inc. (a)	856		87,124
Gen Digital, Inc.	66,961		1,907,049
Guidewire Software, Inc. (a)	1		215
HubSpot, Inc. (a)	2		1,180
I3 Verticals, Inc. - Class A (a)	623		15,394
InterDigital, Inc. (b)	2,542		552,275
Intuit, Inc.	709		534,210
Life360, Inc. (a)	176		11,185
LiveRamp Holdings, Inc. (a)	75		2,443
MARA Holdings, Inc. (a)	184		2,598
Microsoft Corp.	47,945		22,071,960
Mitek Systems, Inc. (a)	12		113
N-able, Inc. (a)	17		132
nCino, Inc. (a)	26		684
NCR Voyix Corp. (a)	102		1,131
Nutanix, Inc. - Class A (a)(b)	102		7,822
Olo, Inc. - Class A (a)	5		44
OneSpan, Inc.	4		64
Oracle Corp.	7,333		1,213,831
Palantir Technologies, Inc. - Class A (a)	1,899		250,250
Palo Alto Networks, Inc. (a)(b)	2,139		411,586
Pegasystems, Inc. (b)	123		12,072
Progress Software Corp.	1,210		74,488
PTC, Inc. (a)	228		38,377
Qualys, Inc. (a)	235		32,559
Red Violet, Inc.	73		3,545
Roper Technologies, Inc.	235		134,013
Salesforce, Inc.	2,407		638,746
Samsara, Inc. - Class A (a)	9		419
Sapiens International Corp. NV	3		86
ServiceNow, Inc. (a)	105		106,164
Sprinklr, Inc. - Class A (a)	8		68
SPS Commerce, Inc. (a)	50		7,038
Synopsys, Inc. (a)	138		64,029
Teradata Corp. (a)	451		9,904
Tyler Technologies, Inc. (a)	86		49,621
UiPath, Inc. - Class A (a)	74		985
Unity Software, Inc. (a)	32		835
Verint Systems, Inc. (a)	217		3,806
Vertex, Inc. - Class A (a)(b)	802		31,735
Workday, Inc. - Class A (a)	511		126,580
Zoom Communications, Inc. (a)	894		72,637
Zscaler, Inc. (a)	3		827
			32,739,928

Specialized REITs - 0.0%(c)
Crown Castle, Inc.	169		16,959
CubeSmart	53		2,266
Equinix, Inc.	4		3,555
Four Corners Property Trust, Inc. (b)	52		1,436
Iron Mountain, Inc.	214		21,124
Millrose Properties, Inc. (a)	2,511		69,982
SBA Communications Corp.	202		46,842
Uniti Group, Inc.	479		2,060
VICI Properties, Inc.	71		2,251
Weyerhaeuser Co.	983		25,469
			191,944

Specialty Retail - 2.2%
Abercrombie & Fitch Co. - Class A (a)	41		3,218
Academy Sports & Outdoors, Inc.	5,253		214,900
Arhaus, Inc. (a)	1,799		16,155
Arko Corp.	224		959
Asbury Automotive Group, Inc. (a)	1,839		419,126
AutoNation, Inc. (a)	5,122		941,680
AutoZone, Inc. (a)	47		175,453
Best Buy Co., Inc.	383		25,385
Boot Barn Holdings, Inc. (a)	113		18,115
Buckle, Inc.	3,338		142,232
Build-A-Bear Workshop, Inc.	1,753		89,473
Burlington Stores, Inc. (a)	760		173,485
Caleres, Inc.	311		4,183
Camping World Holdings, Inc. - Class A	16		260
CarMax, Inc. (a)(b)	1,630		105,070
Carvana Co. (a)	252		82,444
Chewy, Inc. - Class A (a)	18		815
Dick's Sporting Goods, Inc. (b)	5,787		1,037,841
Five Below, Inc. (a)	773		90,109
Floor & Decor Holdings, Inc. - Class A (a)	13		932
Foot Locker, Inc. (a)	163		3,873
Gap, Inc.	25,373		566,072
Genesco, Inc. (a)	84		1,825
Group 1 Automotive, Inc.	1,845		782,132
Home Depot, Inc.	2,851		1,049,995
Leslie's, Inc. (a)	994		749
Lithia Motors, Inc.	2,683		850,270
Lowe's Cos., Inc.	2,468		557,102
MarineMax, Inc. (a)	5		106
Murphy USA, Inc.	381		162,607
National Vision Holdings, Inc. (a)	197		3,903
ODP Corp. (a)	80		1,316
O'Reilly Automotive, Inc. (a)	55		75,213
Penske Automotive Group, Inc.	888		145,792
Petco Health & Wellness Co., Inc. (a)	14		51
Revolve Group, Inc. (a)	1		21
RH (a)	27		4,890
Ross Stores, Inc.	1,515		212,236
Sally Beauty Holdings, Inc. (a)	7,610		66,283
Shoe Carnival, Inc.	128		2,460
Signet Jewelers Ltd.	82		5,459
Sonic Automotive, Inc. - Class A	2,796		195,524
TJX Cos., Inc.	3,598		456,586
Tractor Supply Co. (b)	2,293		110,981
Ulta Beauty, Inc. (a)(b)	2,148		1,012,696
Upbound Group, Inc.	5,021		115,182
Urban Outfitters, Inc. (a)	2,366		165,383
Valvoline, Inc. (a)(b)	2,258		78,104
Victoria's Secret & Co. (a)	1,283		27,212
Wayfair, Inc. - Class A (a)(b)	21		866
Williams-Sonoma, Inc.	1,765		285,506
Zumiez, Inc. (a)	61		762
			10,482,992

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	95,592		19,199,653
Corsair Gaming, Inc. (a)	223		1,960
Dell Technologies, Inc. - Class C	18		2,003
Diebold Nixdorf, Inc. (a)	3,530		170,040
Eastman Kodak Co. (a)	3		17
Hewlett Packard Enterprise Co.	2,071		35,787
HP, Inc.	968		24,103
IonQ, Inc. (a)(b)	94		3,792
NetApp, Inc.	141		13,982
Pure Storage, Inc. - Class A (a)(b)	30		1,608
Seagate Technology Holdings PLC	750		88,455
Western Digital Corp. (a)(b)	1,819		93,769
			19,635,169

Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC (a)(b)	318		17,102
Capri Holdings Ltd. (a)	79		1,432
Carter's, Inc.	10		314
Columbia Sportswear Co. (b)	249		15,881
Crocs, Inc. (a)	7,295		744,090
Deckers Outdoor Corp. (a)	7		739
G-III Apparel Group Ltd. (a)	1,962		56,996
Hanesbrands, Inc. (a)	319		1,579
Kontoor Brands, Inc.	2,189		150,165
Levi Strauss & Co. - Class A	1		17
Lululemon Athletica, Inc. (a)	864		273,603
NIKE, Inc. - Class B	3,622		219,457
Oxford Industries, Inc.	1,125		60,390
PVH Corp.	81		6,785
Ralph Lauren Corp.	1,461		404,420
Rocky Brands, Inc.	3		68
Skechers USA, Inc. - Class A (a)	2,139		132,704
Tapestry, Inc.	19,780		1,553,719
Under Armour, Inc. - Class A (a)	49		329
VF Corp.	518		6,454
Wolverine World Wide, Inc.	104		1,774
			3,648,018

Tobacco - 0.1%
Altria Group, Inc.	1,806		109,462
Philip Morris International, Inc.	1,299		234,586
Turning Point Brands, Inc.	625		46,450
Universal Corp.	3,711		242,662
			633,160

Trading Companies & Distributors - 0.9%
Air Lease Corp.	10,423		600,469
Applied Industrial Technologies, Inc.	277		62,746
BlueLinx Holdings, Inc. (a)	12		803
Boise Cascade Co.	92		7,993
Core & Main, Inc. - Class A (a)	3,777		207,017
Custom Truck One Source, Inc. (a)	8,413		36,176
DNOW, Inc. (a)	1,866		26,908
DXP Enterprises, Inc. (a)	1,295		107,071
Fastenal Co.	2,074		85,739
Ferguson Enterprises, Inc.	767		139,855
FTAI Aviation Ltd.	1		117
GATX Corp.	4,129		657,502
Global Industrial Co.	2		52
GMS, Inc. (a)	1,332		100,872
H&E Equipment Services, Inc.	6,647		629,072
Herc Holdings, Inc.	2,118		262,632
McGrath RentCorp	614		69,001
MRC Global, Inc. (a)	6,671		82,787
MSC Industrial Direct Co., Inc. - Class A	302		24,523
NPK International, Inc. (a)	62		502
Rush Enterprises, Inc. - Class A	4,256		211,311
Rush Enterprises, Inc. - Class B	9		470
SiteOne Landscape Supply, Inc. (a)	205		23,946
Titan Machinery, Inc. (a)	112		2,092
United Rentals, Inc.	324		229,515
Watsco, Inc.	98		43,470
WESCO International, Inc.	3,733		626,733
Willis Lease Finance Corp.	451		60,587
WW Grainger, Inc.	145		157,696
			4,457,657

Water Utilities - 0.1%
American States Water Co.	480		37,858
American Water Works Co., Inc.	1,190		170,134
California Water Service Group	901		42,572
Consolidated Water Co. Ltd.	4		108
Essential Utilities, Inc.	4,202		161,903
H2O America	390		20,467
Middlesex Water Co.	222		12,865
York Water Co.	3		98
			446,005

Wireless Telecommunication Services - 0.8%
Telephone and Data Systems, Inc.	17,307		594,668
T-Mobile US, Inc.	14,564		3,527,401
United States Cellular Corp. (a)	29		1,797
			4,123,866
TOTAL COMMON STOCKS (Cost $348,801,262)			444,780,995

EXCHANGE TRADED FUNDS - 8.0%	Shares		Value
Avantis U.S. Small Cap Value ETF (b)	133,439		11,759,979
Dimensional US Core Equity 2 ETF (b)	789,234		27,031,265
TOTAL EXCHANGE TRADED FUNDS (Cost $35,882,785)			38,791,244

CLOSED-END FUNDS - 0.0%(c)	Shares		Value
Ares Capital Corp. (b)	1,910		42,116
Central Securities Corp.	469		21,794
Hercules Capital, Inc.	4,500		79,335
Main Street Capital Corp. (b)	265		15,073
Tortoise Energy Infrastructure Corp.	400		16,200
TOTAL CLOSED-END FUNDS (Cost $99,904)			174,518

SHORT-TERM INVESTMENTS - 7.2%			Value
Investments Purchased with Proceeds from Securities Lending - 6.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (f)	33,492,158		33,492,158

Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.23% (f)	1,344,119		1,344,119
TOTAL SHORT-TERM INVESTMENTS (Cost $34,836,277)			34,836,277

TOTAL INVESTMENTS - 106.8% (Cost $419,620,228)			518,583,034
Liabilities in Excess of Other Assets - (6.8)%			(32,989,672)
TOTAL NET ASSETS - 100.0%			$485,593,362
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $32,647,593 which represented 6.7% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Rounds to zero.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Longview Advantage ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	444,780,995	–	–	444,780,995
Exchange Traded Funds	38,791,244	–	–	38,791,244
Closed-End Funds	174,518	–	–	174,518
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	33,492,158
Money Market Funds	1,344,119	–	–	1,344,119
Total Investments	485,090,876	–	–	518,583,034

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $33,492,158 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.